AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2005.



                                                             File Nos. 333-65965
                                                                       811-09003
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 23               [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 25                       [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------


                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices)(Zip Code)
       Guarantor's Telephone Number, including Area Code: (212) 770-7000


                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
            (Name and Address of Agent for Registrant and Depositor)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on December 23, 2005 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment





                                EXPLANATORY NOTE
         Designation of New Effective Date for Previously File Amendment

Post-Effective Amendment No. 22 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 24 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on October 28, 2005 and pursuant to Rule 485(a)(1) would have become effective on December 27, 2005.

Post-Effective Amendment 23 and Amendment No. 25 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 23, 2006 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporate by reference Parts A, B and C as indicated below:

Part A - Prospectus

Incorporated by reference to Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008801;

Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on October 24, 2005, Accession No. 0000950129-05-010016;
and

Form N-4, Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on October 28, 2005, Accession No. 0000950129-05-010239.


Part B - Statement of Additional Information

Incorporated by reference to Form N-4, Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, File No. 333-65965 and 811-09003, filed April 29, 2005, Accession No.
0000950129-05-004269;

Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008801;

Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on October 24, 2005, Accession No. 0000950129-05-010016;
and

Form N-4, Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on October 28, 2005, Accession No. 0000950129-05-010239.

Part C - Other Information

Incorporated by reference to Form N-4, Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on October 28, 2005, Accession No. 0000950129-05-010239.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Acts Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 23 and 25; File Nos. 333-65965 and 811-09003, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 23rd day of December, 2005.



                                     VARIABLE ANNUITY ACCOUNT SEVEN
                                     (Registrant)


                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                           DATE
---------                                     -----                           ----
JAY S. WINTROB*                      Chief Executive Officer,             December 23, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)


JAMES R. BELARDI*                            Director                     December 23, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     December 23, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              December 23, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


JANA W. GREER*                               Director                     December 23, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               December 23, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)


* By: /s/ CHRISTINE A. NIXON                                              December 23, 2005
     ----------------------------
       Christine A. Nixon
       Attorney-In-Fact